Disclosure of detailed information about long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Gross proceeds	$ 150,000	$ 150,000
Accrued interest	13,894	13,894
Loan obligation	163,894	163,894
Deferred financing costs	(16,475)	(16,475)
Interest and withholding taxes paid	(41,390)	(33,197)
Loan accretion	61,095	44,699
Gain on loan modification	(3,230)	(3,230)
Net of debt	163,894	155,691
Repayment of principal and accrued interest	(163,894)	0
Total debt	$ 0	155,691
Current portion of long-term debt		36,451
Non-current portion of debt		$ 119,240	$ 151,532